Commitments and Contingencies - Schedule of Minimum Lease Payment Under its Operating Lease (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 HKD ($)
Schedule of Minimum Lease Payment Under Its Operating Lease [Abstract]
2026	$ 675,771	$ 86,823
2027	204,023	26,213
Total future lease payments	879,794	113,036
Amount representing interest	(27,414)	(3,522)
Present value of future payments	$ 852,380	$ 109,514	$ 1,236,952